Options	6 Months Ended
May 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 4,353,785 based on the number of issued and outstanding common shares as at May 31, 2018. As at May 31, 2018, 2,849,229 options are outstanding and there were 1,504,556 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the Toronto Stock Exchange on the last trading day prior to the grant of the option.

Options granted under these plans typically have a term of 5 years with a maximum term of 10 years and generally vest over a period of up to three years.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 2,763,940 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 2,487,546 performance-based stock options have vested as of May 31, 2018. Under the terms of the original agreement these options were to expire in September 2014. Effective March 27, 2014, the Company’s shareholders approved the two year extension of the performance-based stock option expiry date to September 2016. Effective April 19, 2016, the Company’s shareholders approved a further two year extension of the performance-based stock option expiry date to September 2018. Effective May 15, 2018, the Company’s shareholders approved a further two year extension of the performance-based stock option expiry date to September 2020. As a result of the modification of the performance-based stock option expiry date, the Company recorded additional compensation costs of $45,793 related to vested performance options during the six ended May 31, 2018. These options were outstanding as at May 31, 2018.

In the three and six months ended May 31, 2018, Nil (three and six months ended May 31, 2017 – Nil) stock options were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life that is more than eight years. For options that have an expected life of less than eight years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on the historical average of the term and historical exercises of the options.

The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

Details of stock option transactions in Canadian dollars (“C$”) are as follows:

	May 31, 2018			May 31, 2017
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	5,828,112	3.20	1.72	5,392,460	3.48	1.88
Exercised	—	—	—	(7,000)	2.32	1.20
Expired	(158,277)	5.42	3.92	(2,155)	67.97	52.48
Forfeited	(56,666)	1.19	1.02	—	—	—
Balance at
end of period	5,613,169	3.15	1.66	5,383,305	3.45	1.86

Options exercisable end of period	5,062,782	3.24	1.72	4,387,455	3.46	1.94

Total unrecognized compensation cost relating to the unvested performance-based stock options at May 31, 2018 is approximately $793,795 (May 31, 2017 - $788,887). For the three and six months ended May 31, 2018, no compensation cost has been recognized for the remaining unvested performance-based options (three and six months ended May 31, 2017 - $788,886 and $1,577,772).

For the three and six months ended May 31, 2018, no options were exercised. For the three and six months ended May 31, 2017, Nil and 7,000 options were exercised for cash consideration of $Nil and $12,465, respectively.

The following table summarizes the components of stock-based compensation expense.

	Three months ended		Six months ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
	$	$	$	$
Stock-based compensation related to:
Research and development	56,957	800,913	67,995	1,602,025
Selling, general and administrative	6,162	21,030	26,811	42,843
	63,119	821,943	94,806	1,644,868

The Company has estimated its stock option forfeitures to be approximately 4% for the three and six months ended May 31, 2018 (three and six months ended May 31, 2017 – 4%).